Note 8 - Staff Numbers and Costs - Key Management Personnel Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 388	$ 1,009	$ 2,354	$ 2,281
Social security costs	28	79	176	217
Pension contributions	13	36	45	64
Equity incentives	27	111	130
Short-term compensated absences				13
Total	$ 456	$ 1,235	$ 2,705	$ 2,575